CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 60	$ 4,842,836	$ (4,624,154)	$ 207,516
Beginnig balance, shares at Dec. 31, 2021	6,060,187
Stock-based compensation		1,473,864		1,473,864
Net loss			(5,681,833)	(5,681,833)
Ending balance, value at Dec. 31, 2022	$ 73	14,330,343	(10,305,987)	4,024,429
Ending balance, shares at Dec. 31, 2022	7,307,157
Stock-based compensation		424,431		424,431
Exercises of warrants by stockholders	$ 4	1,532,246		1,532,250
Exercises of warrants by stockholders, shares	408,600
Net loss			(1,430,810)	(1,430,810)
Ending balance, value at Mar. 31, 2023	$ 77	16,287,020	(11,736,797)	4,550,300
Ending balance, shares at Mar. 31, 2023	7,715,757
Beginning balance, value at Dec. 31, 2022	$ 73	14,330,343	(10,305,987)	4,024,429
Beginnig balance, shares at Dec. 31, 2022	7,307,157
Stock-based compensation		936,769		936,769
Exercises of warrants by stockholders	7	2,736,443		2,736,450
Net loss			(6,663,428)	(6,663,428)
Ending balance, value at Dec. 31, 2023	$ 129	22,528,112	(16,969,415)	5,558,826
Ending balance, shares at Dec. 31, 2023	12,917,239
Issuance of shares to third party service provider	$ 3	81,897		$ 81,900
Issuance of shares to third party service provider, shares	300,000
Issuance of shares related to vesting of restricted share units
Issuance of shares related to vesting of restricted share units, shares	16,305
Stock-based compensation		232,154		$ 232,154
Net loss			(1,971,311)	(1,971,311)
Ending balance, value at Mar. 31, 2024	$ 132	$ 22,842,163	$ (18,940,726)	$ 3,901,569
Ending balance, shares at Mar. 31, 2024	13,233,544